Consolidated Statements of Financial Position ₸ in Millions, TJS in Millions	Dec. 31, 2023 KZT (₸)	Dec. 31, 2022 KZT (₸)
ASSETS
Cash and cash equivalents	₸ 820,466	₸ 615,360
Mandatory cash balances with National Bank of the Republic of Kazakhstan	47,110	42,917
Due from banks	30,683	25,668
Investment securities and derivatives	1,377,772	1,076,272
Loans to customers	4,235,957	3,154,810
Property, equipment and intangible assets	174,346	131,840
Other assets	135,598	74,780
TOTAL ASSETS	6,821,932	5,121,647
LIABILITIES
Due to banks	154	16,432
Customer accounts	5,441,456	4,000,690
Debt securities issued	99,468	140,378
Subordinated debt	62,369	67,608
Other liabilities	115,272	70,850
TOTAL LIABILITIES	5,718,719	4,295,958
Equity [abstract]
Issued capital	130,144	130,144
Treasury shares	(152,001)	(94,058)
Additional paid-in capital	506	506
Revaluation reserve/(deficit) of financial assets and other reserves	9,719	(9,201)
Share-based compensation reserve	34,810	29,274
Retained earnings	1,054,945	762,500
Total equity attributable to Shareholders of the Company	1,078,123	819,165
Non-controlling interests	25,090	6,524
TOTAL EQUITY	₸ 1,103,213	₸ 825,689